Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended											60 Months Ended	120 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000130709
Average Annual Return [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
C000130712
Average Annual Return [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
C000130710
Average Annual Return [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
C000141021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	12/31/14	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
C000141029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	12/31/14	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
C000141028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	12/31/14	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
C000130713
Average Annual Return [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
C000130711
Average Annual Return [Line Items]
Line Graph and Table Measure Name		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Without Sales Load [Member] | C000130709
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%											5.36%	5.51%
Without Sales Load [Member] | C000130712
Average Annual Return [Line Items]
Average Annual Return, Percent		8.46%											3.89%	4.10%
Without Sales Load [Member] | C000130710
Average Annual Return [Line Items]
Average Annual Return, Percent		10.28%											4.90%	3.91%
Without Sales Load [Member] | C000141021
Average Annual Return [Line Items]
Average Annual Return, Percent		6.92%											4.88%	5.41%
Without Sales Load [Member] | C000141029
Average Annual Return [Line Items]
Average Annual Return, Percent		12.56%											6.08%	5.21%
Without Sales Load [Member] | C000141028
Average Annual Return [Line Items]
Average Annual Return, Percent		10.50%											5.00%	4.85%
Without Sales Load [Member] | C000130713
Average Annual Return [Line Items]
Average Annual Return, Percent		12.17%											5.14%	5.46%
Without Sales Load [Member] | C000130711
Average Annual Return [Line Items]
Average Annual Return, Percent		12.33%											5.85%	6.11%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.67%											11.17%	9.95%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.67%											11.17%	9.95%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.49%											10.06%	9.23%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%											14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%											14.53%	13.10%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.67%											11.17%	9.95%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.67%											11.17%	9.95%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.67%											11.17%	9.95%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%											5.11%	5.37%
S&P Global Managed Risk LargeMidCap Index - Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent		9.18%											4.18%	4.76%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%											5.11%	5.37%
S&P 500 Managed Risk Index - Moderate
Average Annual Return [Line Items]
Average Annual Return, Percent		16.41%											8.24%	7.88%
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive
Average Annual Return [Line Items]
Average Annual Return, Percent		13.65%											6.81%	6.48%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%											5.11%	5.37%
S&P Global Managed Risk LargeMidCap Index - Moderate
Average Annual Return [Line Items]
Average Annual Return, Percent		12.17%											5.99%	5.93%
S&P 500 Managed Risk Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent		14.32%											7.12%	7.11%